Summary of Reconciliation of Statement of Operations (Detail) - BRL (R$) R$ in Thousands	9 Months Ended				12 Months Ended
	Sep. 30, 2018		Sep. 30, 2017		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Net operating revenue	R$ 16,694,936		R$ 17,961,943		R$ 23,789,654		R$ 25,996,423		R$ 27,353,765
Cost of sales and/or services	(11,804,863)		(11,722,808)		(15,676,216)		(16,741,791)		(16,250,083)
Gross profit	4,890,073		6,239,135		8,113,438		9,254,632		11,103,682
Operating expenses/income
Selling expenses	(3,311,464)		(3,238,628)		(4,399,936)		(4,383,163)		(4,719,811)
General and administrative expenses	(1,916,149)		(2,299,597)		(3,064,252)		(3,687,706)		(3,912,178)
Other operating income (expenses), net	513,461		125,360		(1,043,922)		(1,237,085)		(2,294,320)
Reorganization items	32,379,577		(491,748)		(2,371,918)		(9,005,998)
Profit (loss) before financial income (expenses) and taxes	32,555,498		334,522						177,373
Financial income (expenses)	(3,636,430)		(1,357,273)		(1,612,058)		(4,375,309)		(6,724,489)
Income (loss) before taxes	28,919,068	[1]	(1,022,751)	[1]	(4,378,648)	[2]	(13,434,629)	[2]	(6,547,116)	[2]
Income (loss) from continuing operations	145,226		46,041		350,987		(2,245,113)		(3,379,928)
Loss from continuing operations	29,064,294		(976,710)		(4,027,661)		(15,679,742)		(9,927,044)
Loss from discontinuing operations									(867,139)
Loss for the year	29,064,294		(976,710)		(4,027,661)		(15,679,742)		(10,794,183)
Net income (loss) attributable to owners of the Company	29,055,328		(911,712)		(3,736,518)		(15,502,132)		(10,381,490)
Net income (loss) attributable to non-controlling interests	8,966		R$ (64,998)		R$ (291,143)		R$ (177,610)		(412,693)
Scenario, Previously Reported
Net operating revenue	16,706,543								27,353,765
Cost of sales and/or services	(11,804,863)								(16,250,083)
Gross profit	4,901,680								11,103,682
Operating expenses/income
Selling expenses	(3,390,652)								(4,719,811)
General and administrative expenses	(1,916,149)								(3,912,178)
Other operating income (expenses), net	513,461								(1,258,654)
Reorganization items	32,379,577
Profit (loss) before financial income (expenses) and taxes	32,487,917								1,213,039
Financial income (expenses)	(3,636,430)								(6,538,008)
Income (loss) before taxes	28,851,487								(5,324,969)
Income (loss) from continuing operations	168,203								(3,379,928)
Loss from continuing operations	29,019,690								(8,704,897)
Loss from discontinuing operations									(867,139)
Loss for the year									(9,572,036)
Net income (loss) attributable to owners of the Company									(9,159,343)
Net income (loss) attributable to non-controlling interests									(412,693)
Restatement Adjustmenta [Member]
Net operating revenue	11,607
Gross profit	11,607
Operating expenses/income
Selling expenses	(79,188)
Other operating income (expenses), net									(976,215)
Profit (loss) before financial income (expenses) and taxes	(67,581)								(976,215)
Financial income (expenses)									(186,481)
Income (loss) before taxes	(67,581)								(1,162,696)
Income (loss) from continuing operations	22,977
Loss from continuing operations	R$ (44,604)								(1,162,696)
Loss for the year									(1,162,696)
Net income (loss) attributable to owners of the Company									(1,162,696)
Restatement AdjustmentB [Member]
Operating expenses/income
Other operating income (expenses), net									(59,451)
Profit (loss) before financial income (expenses) and taxes									(59,451)
Income (loss) before taxes									(59,451)
Loss from continuing operations									(59,451)
Loss for the year									(59,451)
Net income (loss) attributable to owners of the Company									R$ (59,451)

[1]	At September 30, 2018 and 2017 profit (loss) before income taxes and income tax (expense) benefit for continuing operations is as follows: 09/30/2018 Brazil Foreign operations Total Profit (loss) before income taxes 39,522,275 (10,603,207) 28,919,068 Income tax benefit 99,926 45,300 145,226 Current tax (expense) 67,912 (7,043) 60,869 Deferred tax (expense) benefit 32,014 52,343 84,357 09/30/2017 Brazil Foreign operations Total Profit (loss) before income taxes (409,424) (613,327) (1,022,751) Income tax (expense) 52,775 (6,734) 46,041 Current tax (expense) (745,427) (9,712) (755,139) Deferred tax (expense) benefit 798,203 2,977 801,180
[2]	At December 31, 2017, 2016 and 2015 loss before income taxes and income tax (expense) benefit for continuing operations is as follows: 2017 Brazil Foreign operations Total Loss before income taxes (3,115,832) (1,262,816) (4,378,648) Income tax benefit 311,895 39,092 350,987 Current tax (expense) (893,031) (13,049) (906,080) Deferred tax (expense) benefit 1,204,926 52,141 (*) 1,257,067 (*) The amount of R$52,141 is related to the Tax effect of the entities classified as held-for-sale. 2016 Brazil Foreign operations Total Loss before income taxes (12,402,406) (1,032,222) (13,434,628) Income tax (expense) (2,054,234) (190,879) (2,245,113) Current tax (expense) (521,773) (191,041) (712,814) Deferred tax (expense) benefit (1,532,461) 162 (1,532,299) 2015 Brazil Foreign operations Total Loss before income taxes (5,650,150) (896,965) (6,547,115) Income tax (expense) (3,191,187) (188,741) (3,379,928) Current tax (expense) (589,090) (192,486) (781,576) Deferred tax (expense) benefit (2,602,097) 3,745 (2,598,352)